Cover	Oct. 26, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Oct. 26, 2026
Entity Registrant Name	FIRSTSUN CAPITAL BANCORP
Entity Incorporation, State or Country Code	DE
Entity File Number	001-42175
Entity Tax Identification Number	81-4552413
Entity Address, Address Line One	5299 DTC Blvd
Entity Address, Address Line Two	Suite
Entity Address, City or Town	Greenwood Village
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80111
City Area Code	303
Local Phone Number	831-6704
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001709442
Amendment Flag	false
Trading Symbol	FSUN
Security Exchange Name	NASDAQ
Title of 12(b) Security	Voting Common Stock, $.0001 Par Value
Entity Addresses [Line Items]
Entity Address, Address Line One	5299 DTC Blvd
Entity Address, Address Line Two	Suite
Entity Address, City or Town	Greenwood Village
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80111
Former Address
Cover [Abstract]
Entity Address, Address Line One	1400 16th Street
Entity Address, Address Line Two	Suite 250
Entity Address, City or Town	Denver
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80202
Entity Addresses [Line Items]
Entity Address, Address Line One	1400 16th Street
Entity Address, Address Line Two	Suite 250
Entity Address, City or Town	Denver
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80202